The Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes	$ 165,551	$ 238,394
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	89,100
Prepaid Expenses and Other Current Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	78,744	86,929
Other Noncurrent Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other noncurrent assets	41,882	104,385
Accrued Income Taxes, Current [Member]
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Income taxes payable	4,732	4,416
Deferred Tax Liabilities, net, noncurrent [Member]
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes	$ 165,551	$ 238,394